Rotable spare parts, furniture and equipment, net	12 Months Ended
Dec. 31, 2018
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net

12.  Rotable spare parts, furniture and equipment, net

	Gross value						Accumulated depreciation						Net carrying value
	At December		At December		At December		At December		At December		At December		At December		At December		At December
	31, 2018		31, 2017		31, 2016		31, 2018		31, 2017		31, 2016		31, 2018		31, 2017		31, 2016
Leasehold improvements to flight equipment	Ps.	3,221,167	Ps.	2,382,687	Ps.	1,709,868	Ps.	(2,083,053)	Ps.	(1,769,589)	Ps.	(1,386,844)	Ps.	1,138,114	Ps.	613,098	Ps.	323,024
Pre-delivery payments		3,672,090		2,783,303		1,206,330		—		—		—		3,672,090		2,783,303		1,206,330
Aircraft parts and rotable spare parts		609,232		506,735		393,522		(233,403)		(181,091)		(137,712)		375,829		325,644		255,810
Aircraft spare engines		323,410		323,410		323,025		(34,917)		(18,132)		(1,337)		288,493		305,278		321,688
Construction and improvements in process		142,738		193,607		255,374		—		—		—		142,738		193,607		255,374
Standardization		203,611		192,808		176,975		(127,136)		(113,407)		(94,864)		76,475		79,401		82,111
Constructions and improvements		132,446		131,503		120,886		(117,211)		(106,335)		(85,873)		15,235		25,168		35,013
Computer equipment		44,563		30,113		24,172		(28,016)		(20,790)		(16,972)		16,547		9,323		7,200
Workshop tools		23,454		20,500		20,500		(20,085)		(18,229)		(15,915)		3,369		2,271		4,585
Electric power equipment		15,438		15,439		14,818		(10,316)		(9,185)		(7,890)		5,122		6,254		6,928
Communications equipment		12,305		11,229		9,261		(7,394)		(6,502)		(5,706)		4,911		4,727		3,555
Workshop machinery and equipment		9,530		8,405		7,240		(5,049)		(4,345)		(3,622)		4,481		4,060		3,618
Motorized transport equipment platform		5,496		5,587		5,703		(5,050)		(4,701)		(4,346)		446		886		1,357
Service carts on board		5,403		5,403		5,403		(5,277)		(5,021)		(4,645)		126		382		758
Office furniture and equipment		66,546		44,749		36,310		(28,240)		(22,454)		(18,653)		38,306		22,295		17,657
Total	Ps.	8,487,429	Ps.	6,655,478	Ps.	4,309,387	Ps.	(2,705,147)	Ps.	(2,279,781)	Ps.	(1,784,379)	Ps.	5,782,282	Ps.	4,375,697	Ps.	2,525,008

*During the years ended December 31, 2018, 2017 and 2016, the Company capitalized borrowing costs of Ps.357,920, Ps.193,389 and Ps.95,445, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.242,678, Ps.110,274 and Ps.84,936, respectively.

																	Motorized				Workshop
	Aircraft parts				Constructions												transport				machinery		Service				Construction and		Leasehold
	and rotable spare		Aircraft spare		and				Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Pre-delivery		improvements		improvements to
	parts		Engines		improvements		Standardization		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		payments		in process		flight equipment		Total
Net book amount as of December 31, 2015	Ps.	179,947	Ps.	—	Ps.	18,202	Ps.	83,886	Ps.	4,195	Ps.	12,932	Ps.	9,033	Ps.	4,815	Ps.	1,326	Ps.	3,764	Ps.	4,179	Ps.	1,453	Ps.	1,583,835	Ps.	140,926	Ps.	501,157	Ps.	2,549,650
Additions		110,592		323,025		2,218		21,953		740		517		1,467		4,217		505		129		131		36		1,345,081		161,560		226,526		2,198,697
Disposals and transfers		(1,299)		—		—		—		—		(110)		(1,626)		—		(49)		—		—		—		(1,733,093)		(2,132)		—		(1,738,309)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		—		10,507		—		—		10,507
Other movements		—		—		32,441		—		4,814		7,877		—		25		46		493		—		—		—		(44,980)		—		716
Depreciation		(33,430)		(1,337)		(17,848)		(23,728)		(2,549)		(3,559)		(1,946)		(4,472)		(471)		(831)		(692)		(731)		—		—		(404,659)		(496,253)
As of December 31, 2016		255,810		321,688		35,013		82,111		7,200		17,657		6,928		4,585		1,357		3,555		3,618		758		1,206,330		255,374		323,024		2,525,008
Cost		393,522		323,025		120,886		176,975		24,172		36,310		14,818		20,500		5,703		9,261		7,240		5,403		1,206,330		255,374		1,709,868		4,309,387
Accumulated depreciation		(137,712)		(1,337)		(85,873)		(94,864)		(16,972)		(18,653)		(7,890)		(15,915)		(4,346)		(5,706)		(3,622)		(4,645)		—		—		(1,386,844)		(1,784,379)
Net book amount as of December 31, 2016	Ps.	255,810	Ps.	321,688	Ps.	35,013	Ps.	82,111	Ps.	7,200	Ps.	17,657	Ps.	6,928	Ps.	4,585	Ps.	1,357	Ps.	3,555	Ps.	3,618	Ps.	758	Ps.	1,206,330	Ps.	255,374	Ps.	323,024	Ps.	2,525,008
Additions		115,173		385		—		15,833		1,845		6,805		—		—		—		—		123		—		1,707,805		206,932		529,331		2,584,232
Disposals and transfers		(930)		—		—		—		—		(15)		—		—		—		—		—		—		(213,947)		(3,555)		(101,224)		(319,671)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		—		83,115		—		—		83,115
Other movements		—		—		10,371		—		4,087		1,649		620		—		—		1,968		1,041		—		—		(265,144)		244,712		(696)
Depreciation		(44,409)		(16,795)		(20,216)		(18,543)		(3,809)		(3,801)		(1,294)		(2,314)		(471)		(796)		(722)		(376)		—		—		(382,745)		(496,291)
As of December 31, 2017		325,644		305,278		25,168		79,401		9,323		22,295		6,254		2,271		886		4,727		4,060		382		2,783,303		193,607		613,098		4,375,697
Cost		506,735		323,410		131,503		192,808		30,113		44,749		15,439		20,500		5,587		11,229		8,405		5,403		2,783,303		193,607		2,382,687		6,655,478
Accumulated depreciation		(181,091)		(18,132)		(106,335)		(113,407)		(20,790)		(22,454)		(9,185)		(18,229)		(4,701)		(6,502)		(4,345)		(5,021)		—		—		(1,769,589)		(2,279,781)
Net book amount as of December 31, 2017	Ps.	325,644	Ps.	305,278	Ps.	25,168	Ps.	79,401	Ps.	9,323	Ps.	22,295	Ps.	6,254	Ps.	2,271	Ps.	886	Ps.	4,727	Ps.	4,060	Ps.	382	Ps.	2,783,303	Ps.	193,607	Ps.	613,098	Ps.	4,375,697
Additions		106,240		260,131		689		10,803		5,316		652		—		2,673		—		1,050		1,040		—		1,485,643		142,703		676,457		2,693,397
Disposals and transfers		(1,735)		(260,131)		—		—		—		—		—		—		—		—		(2)		—		(712,098)		(89)		—		(974,055)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		—		115,242		—		—		115,242
Other movements		—		—		67		—		9,123		21,568		—		281		42		26		110		—		—		(193,483)		162,023		(243)
Depreciation		(54,320)		(16,785)		(10,689)		(13,729)		(7,215)		(6,209)		(1,132)		(1,856)		(482)		(892)		(727)		(256)		—		—		(313,464)		(427,756)
As of December 31, 2018		375,829		288,493		15,235		76,475		16,547		38,306		5,122		3,369		446		4,911		4,481		126		3,672,090		142,738		1,138,114		5,782,282
Cost		609,232		323,410		132,446		203,611		44,563		66,546		15,438		23,454		5,496		12,305		9,530		5,403		3,672,090		142,738		3,221,167		8,487,429
Accumulated depreciation		(233,403)		(34,917)		(117,211)		(127,136)		(28,016)		(28,240)		(10,316)		(20,085)		(5,050)		(7,394)		(5,049)		(5,277)		—		—		(2,083,053)		(2,705,147)
Net book amount as of December 31, 2018	Ps.	375,829	Ps.	288,493	Ps.	15,235	Ps.	76,475	Ps.	16,547	Ps.	38,306	Ps.	5,122	Ps.	3,369	Ps.	446	Ps.	4,911	Ps.	4,481	Ps.	126	Ps.	3,672,090	Ps.	142,738	Ps.	1,138,114	Ps.	5,782,282

a)  Depreciation expense for the years ended December 31, 2018, 2017 and 2016, was Ps.427,756, Ps.496,291 and Ps.496,253, respectively. Depreciation charges for the year are recognized as a component of operating expenses in the consolidated statements of operations.

b)  In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.

In 2011, the Company amended the agreement with Airbus for the purchase of 44 A320 family aircraft to be delivered from 2015 to 2020. The new order includes 14 A320CEO and 30 A320NEO.

On August 16, 2013, the Company entered into certain agreements with IAE and United Technologies Corporation Pratt & Whitney Division (“P&W”), which included the purchase of the engines for 14 A320CEO and 30 A320NEO respectively, to be delivered between 2014 and 2020. This agreement also included the purchase of one spare engine for the A320CEO fleet (which was received during the fourth quarter of 2016) and six spare engines for the A320NEO fleet to be received from 2017 to 2020. In November 2015, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of sixteen aircrafts (10 A320NEO and 6 A321NEO). This agreement also includes the purchase of three spare engines, two of them for the A320NEO fleet, and one for the A321NEO fleet.

The Company received credit notes from P&W in December 2017 of Ps.58,530 (US$3.06 million), which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2018, and 2017, the Company amortized a corresponding benefit from these credit notes of Ps.4,878 and Ps.1,219, respectively, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

Additionally, during December 2017, the Company amended the agreement with Airbus for the purchase of 80 A320 family aircraft to be delivered from 2022 to 2026. The new order includes 46 A320NEO and 34 A321NEO. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

In November 2018, the Company amended the agreement with Airbus to reschedule the remaining 26 fleet deliveries between 2019 and 2022.

During the years ended December 31, 2018, 2017 and 2016, the amounts paid for aircraft and spare engine pre-delivery payments were of Ps.1,485,643 (US$77.1 million), Ps.1,707,805 (US$90.0 million) and Ps.1,345,081 (US$82.7 million), respectively.

The current purchase agreement with Airbus requires the Company to accept delivery of 106 Airbus A320 family aircraft during the following nine years (from January 2019 to November 2026). The agreement provides for the addition of 106 Aircraft to its fleet as follows: three in 2019, eight in 2020, thirteen in 2021, thirteen in 2022, sixteen in 2023, thirteen in 2024, fifteen in 2025 and twenty-five in 2026

Commitments to acquisitions of property and equipment are disclosed in Note 23.

During the years ended December 31, 2018, 2017 and 2016 the Company entered into aircraft and spare engines sale and leaseback transactions, resulting in a gain of Ps.609,168, Ps.65,886 and Ps.484,827, respectively, that was recorded under the caption other income in the consolidated statement of operations (Note 20).

During the year ended December 31, 2011, the Company entered into aircraft and spare engines sale and leaseback transactions, which resulted in a loss of Ps.30,706. This loss was deferred on the consolidated statements of financial position and is being amortized over the contractual lease term. As of December 31, 2018, 2017 and 2016, the current portion of the loss on sale amounts to Ps.3,047, Ps.3,047 and Ps.3,047, respectively recorded in the consolidated statement of operations as additional aircraft rental expense, that is recorded in the caption of prepaid expenses and other current assets (Note 10), and the non-current portion amounts to Ps.8,366, Ps.11,413 and Ps.14,460, respectively, which is recorded in the caption of other assets in the consolidated statements of financial position.

c) On August 27, 2012, the Company entered into a total support agreement with Lufthansa Technik AG (“LHT”) for a five-year term. This agreement includes a total component support agreement (power-by-the hour) and guarantees the availability of aircraft components for the Company’s fleet when they are required. The cost of the total component support agreement is recognized as maintenance expenses in the consolidated statement of operations.

As part of the original total support agreement with LHT, the Company received credit notes of Ps.46,461 (US$3.5 million), which were amortized on a straight-line basis, during the term of the agreement. As of December 31, 2018, 2017 and 2016, the Company amortized a corresponding benefit from these credit notes of Ps.0, Ps.6,580 and Ps.9,292, respectively, which was recognized as an offset to maintenance expenses in the consolidated statements of operations.

During December 2017, the Company entered into a new total support agreement with Lufthansa for 66 months, with an effective date on July 1, 2018. This agreement includes similar terms and conditions as the original agreement.

As part of the new agreement, the Company received credit notes of Ps.28,110 (US$1.5 million), which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2018, the Company amortized a corresponding benefit from these credit notes of Ps.7,191, recognized as an offset to maintenance expenses in the consolidated statements of operations.

d)  On October 12, 2016 and December 12, 2016, the Company acquired two aircraft spare engines, which were accounted for at cost for a total amount of Ps.323,025. The assets contain two major components which are assumed to have different useful lives, the limited life parts (LLPs) have an estimated useful life of 12 years, and the rest of the aircraft engine has an estimated useful life of 25 years. The Company identified the major components as separate parts at their respective cost. These major components of the spare engines are presented as part of the aircraft spare engines and depreciated over their useful life.